UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2018 to June 30, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (000)*

June 30, 2018 (Unaudited)

Causeway Global Absolute Return Fund	Number of Shares	Value
SHORT-TERM INVESTMENT
Blackrock Liquidity Funds Treasury Trust Fund, Institutional Class, 1.700% **[1]	37,742,328	$37,742

Total Short-Term Investment
(Cost $37,742) — 100.2%		37,742

Total Investments — 100.2%
(Cost $37,742)		37,742

Liabilities in Excess of Other Assets — (0.2)%		(66)

Net Assets — 100.0%		$37,676

A list of outstanding total return swap agreements held by the Fund at June 30, 2018, is as follows:

Counterparty	Reference Entity/ Obligation	Fixed Payments Paid	Total Return Received or Paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Long Positions†
Morgan Stanley	United States Custom Basket of Securities	Long: Fed Funds-1 day +0.50%	Total Return of the basket of securities	2/5/2019	$24,416	$36

Morgan Stanley	United Kingdom Custom Basket of Securities	Long: Fed Funds-1 day +0.55% Short: Fed Funds-1 day -0.35% to Fed Funds-1 day -3.25%	Total Return of the basket of securities	1/31/2019	2,828	(17)

Morgan Stanley	Europe Custom Basket of Securities (Local)	Long: Fed Funds-1 day +0.55% Short: Fed Funds-1 day -0.40% to Fed Funds-1 day -2.50%	Total Return of the basket of securities	11/2/2018	10	—

Morgan Stanley	Japan Custom Basket of Securities	Long: Fed Funds-1 day +0.55% Short: Fed Funds-1 day 0.00% to Fed Funds- 1day -4.00%	Total Return of the basket of securities	2/5/2019	645	9

Morgan Stanley	Canada Custom Basket of Securities	Long: Fed Funds- 1 day +0.50%	Total Return of the basket of securities	9/18/2019	1,023	—

Morgan Stanley	Hong Kong Basket of Securities	Long: Fed Funds-1 day +0.55% Short: Fed Funds-1 day 0.00% to Fed Funds-1 day -1.25%	Total Return of the basket of securities	2/5/2019	51	13

Morgan Stanley	South Korea Custom Basket of Securities	Long: Fed Funds-1 day +0.85% Short: Fed Funds-1 day 0.00% to Fed Funds-1 day -0.50%	Total Return of the basket of securities	6/10/2020	73	(5)

SCHEDULE OF INVESTMENTS (000) (continued)

June 30, 2018 (Unaudited)

Counterparty	Reference Entity/ Obligation	Fixed Payments Paid	Total Return Received or Paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Short Positions††
Morgan Stanley	United States Custom Basket of Short Securities	Short: Fed Funds-1 day 0.00% to Fed Funds-1 day -10.20%	Total Return of the basket of securities	2/5/2019	$(26,854)	$(34)

Morgan Stanley	Europe Custom Basket of Securities	Long: Fed Funds- 1 day +0.55% Short: Fed Funds-1 day -0.63% to Fed Funds-1 day -2.50%	Total Return of the basket of securities	1/31/2019	(38)	—

Morgan Stanley	Canada Custom Basket of Securities	Short: Fed Funds-1 day -0.15% to Fed Funds-1 day -4.65%	Total Return of the basket of securities	2/5/2019	(2,020)	(3)

Morgan Stanley	Australia Custom Basket of Securities	Short: Fed Funds-1 day -0.50%	Total Return of the basket of securities	2/5/2019	(1,404)	(14)

Morgan Stanley	Singapore Custom Basket of Securities	Short: Fed Funds-1 day -0.50%	Total Return of the basket of securities	4/22/2020	(787)	—

						$(15)

†	The following table represents the individual common stock exposures compromising the Long Custom Basket Total Return Swaps as of June 30, 2018.

United States Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation	Percentage Value of Underlying Investment
2,695	United Health Group	USD	661	$—	0%
4,651	Canadian Pacific Railway	USD	851	2	6%
5,110	Baidu Inc.	USD	1,242	—	0%
6,777	Zimmer Biomet Holdings Inc.	USD	755	1	3%
10,959	Advance Auto Parts Inc.	USD	1,487	1	3%
11,324	Wells Fargo & Co.	USD	628	—	0%
13,226	Microsoft Corp.	USD	1,304	—	0%
14,072	Dominion Energy Inc.	USD	960	—	0%
15,275	Eli Lilly & Co.	USD	1,303	—	0%
18,878	Signet Jewelers Ltd.	USD	1,053	—	0%

SCHEDULE OF INVESTMENTS (000) (continued)

June 30, 2018 (Unaudited)

United States Custom Basket of Securities (concluded)
Shares	Description	Currency		Net Unrealized Appreciation	Percentage Value of Underlying Investment
19,142	Qualcomm Inc.	USD	1,074	$—	0%
23,039	Mondelez International	USD	945	5	14%
26,884	Citirgroup Inc.	USD	1,799	—	0%
30,800	Viacom	USD	929	6	17%
31,862	Halliburton Co.	USD	1,436	—	0%
32,443	Oracle Corp.	USD	1,429	—	0%
35,819	Flowserve Corp.	USD	1,447	7	19%
37,203	SM Energy Co.	USD	956	—	0%
39,922	Bank of America	USD	1,125	5	14%
43,404	FirstEnergy Corp.	USD	1,559	—	0%
59,775	Sabre Corp.	USD	1,473	9	24%

			24,416	$36	100%

United Kingdom Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(290,709)	Convatec PLC	GBP	(815)	$—	0%
(260,043)	Royal Bank of Scotland Group	GBP	(879)	—	0%
(122,258)	Merlin Entertainment	GBP	(624)	—	0%
(109,657)	United Utilities Group PLC	GBP	(1,104)	(38)	224%
(108,515)	Wood Group PLC	GBP	(899)	—	0%
(103,116)	National Grid PLC	GBP	(1,141)	(26)	153%
(39,700)	Greencore Group PLC	GBP	(97)	—	0%
(33,290)	Experian PLC	GBP	(824)	(10)	59%
(20,837)	Metro Bank PLC	GBP	(890)	—	0%
(15,244)	Severn Trent PLC	GBP	(398)	(5)	29%
(9,377)	Compass Group PLC	GBP	(200)	(2)	12%
(7,135)	Reckitt Benckiser Group PLC	GBP	(587)	—	0%
16,621	Astrazeneca PLC	GBP	1,152	—	0%

SCHEDULE OF INVESTMENTS (000) (continued)

June 30, 2018 (Unaudited)

United Kingdom Custom Basket of Securities (concluded)
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
19,228	Royal Dutch Shell PLC	GBP	688	$—	0%
31,177	British American Tobacco PLC	GBP	1,576	20	(118%)
43,226	Glaxosmithkline PLC	GBP	873	17	(100%)
48,886	Prudential PLC	GBP	1,119	—	0%
60,003	Aviva PLC	GBP	399	—	0%
60,118	SSE PLC	GBP	1,075	—	0%
68,203	Micro Focus International	GBP	1,191	—	0%
97,254	Rolls-Royce Holdings PLC	GBP	1,268	—	0%
265,395	Vodafone Group PLC	GBP	644	27	(159%)
520,149	Barclays PLC	GBP	1,297	—	0%
3,361,637	Rolls-Royce Entitlements	GBP	4	—	0%

			2,828	$(17)	100%

Europe Custom Basket of Securities (Local)
Shares	Description	Currency	Notional Amount	Net Unrealized Depreciation	Percentage Value of Underlying Investment
(149,799)	Banco Santander	EUR	(688)	$—	0%
(91,432)	Nokia Oyj	EUR	(451)	—	0%
(50,421)	Deutsche Bank	EUR	(465)	—	0%
(41,042)	Bankia	EUR	(132)	—	0%
(9,622)	Daimler	EUR	(530)	—	0%
(8,674)	Frenenius SE Co.	EUR	(597)	—	0%
(8,255)	Air Liquide	EUR	(889)	—	0%
(6,402)	Ontex Group	EUR	(120)	—	0%
(6,111)	Deutsche Telekom	EUR	(81)	—	0%
(5,791)	Anheuser-Busch InBev	EUR	(501)	—	0%
(4,078)	Bayer	EUR	(385)	—	0%
(2,710)	Industria de Diseno Textil	EUR	(79)	—	0%
(2,420)	Iliad	EUR	(328)	—	0%
(2,322)	BMW	EUR	(180)	—	0%
(1,548)	Ingenico Group	EUR	(119)	—	0%
(1,228)	Symrise	EUR	(92)	—	0%
(387)	L Oreal	EUR	(82)	—	0%
6,879	Linde	EUR	1,406	—	0%
8,089	Volkswagen	EUR	1,150	—	0%
11,791	Basf	EUR	966	—	0%
15,124	Akzo Nobel	EUR	1,109	—	0%
76,807	Unicredito	EUR	1,098	—	0%

			10	$—	0%

SCHEDULE OF INVESTMENTS (000) (continued)

June 30, 2018 (Unaudited)

Japan Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(271,700)	Orient Corp.	JPY	(366)	$—	0%
(111,900)	Nissan Motor Co. Ltd.	JPY	(1,089)	—	0%
(65,000)	Toshiba Corp.	JPY	(196)	—	0%
(41,300)	Yahoo Japan Corp.	JPY	(137)	—	0%
(39,300)	Keikyu Corp.	JPY	(645)	—	0%
(34,300)	Renesas Electronics Corp.	JPY	(336)	—	0%
(20,300)	Rakuten Inc.	JPY	(137)	—	0%
(17,900)	Line Corp.	JPY	(746)	—	0%
(8,400)	Japan Post Holdings Co. Ltd.	JPY	(92)	—	0%
(6,100)	Odakyu Electric Railway Co. Ltd.	JPY	(131)	(4)	(44%)
(4,300)	Kansai Paint Co. Ltd.	JPY	(89)	(1)	(11%)
(4,200)	Recruit Holdings Co. Ltd.	JPY	(116)	—	0%
(3,100)	Nidec Corp.	JPY	(465)	—	0%
(600)	Murata Manufacturing Co. Ltd.	JPY	(101)	(11)	(122%)
(93)	Daiwa House REIT Investment Corp.	JPY	(221)	—	0%
15,100	East Japan Railway Co.	JPY	1,447	—	0%
22,400	Sompo Holdings Inc.	JPY	906	—	0%
39,600	Takeda Pharmaceutical Co. Ltd.	JPY	1,673	25	277%
54,300	KDDI Corp.	JPY	1,486	—	0%

			645	$9	100%

Canada Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
57,429	Manulife Financial	CAD	1,023	$—	0%

			1,023	$—	0%

Hong Kong Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(884,000)	China Unicom	HKD	(1,104)	$—	0%
(290,000)	Zhengtongauto	HKD	(193)	—	0%
(134,454)	Bank of East Asia	HKD	(537)	—	0%
(19,000)	BOC Hong Kong	HKD	(89)	(2)	(15%)
(6,000)	AAC Tech	HKD	(85)	—	0%
186,000	China Mobile	HKD	1,652	—	0%
200,323	China Mer Port	HKD	407	15	115%

			51	$13	100%

SCHEDULE OF INVESTMENTS (000) (continued)

June 30, 2018 (Unaudited)

South Korea Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(8,788)	Hyundai Motor	KRW	(990)	$ (8)	160%
(1,379)	S Oil	KRW	(136)	(1)	20%
5,730	SK Telecom	KRW	1,199	4	(80%)

			73	$ (5)	100%

††	The following table represents the individual common stock exposures compromising the Short Custom Basket Total Return Swaps as of June 30, 2018.

United States Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized (Depreciation)	Percentage Value of Underlying
(54,072)	Ford Motor Co.	USD	(599)	$ —	0%
(36,200)	Snap Inc.	USD	(474)	—	0%
(30,519)	Coty Inc.	USD	(430)	—	0%
(30,000)	Cloudera Inc.	USD	(409)	—	0%
(29,900)	General Electric	USD	(407)	—	0%
(25,800)	Dentsply Sirona Inc.	USD	(1,129)	(2)	6%
(23,600)	Box Inc.	USD	(590)	—	0%
(20,931)	American International Group	USD	(1,110)	—	0%
(19,074)	Kraft Heinz Co.	USD	(1,198)	—	0%
(16,721)	DowDupont Inc.	USD	(1,102)	—	0%
(16,662)	Cardinal Health	USD	(814)	(8)	24%
(15,419)	Hess Corp.	USD	(1,031)	(4)	11%
(11,500)	First Republic Bank	USD	(1,113)	—	0%
(11,446)	Molson Coors Brewing	USD	(779)	—	0%
(11,325)	Analog Devices	USD	(1,086)	—	0%
(9,855)	Advanced Micro Devices	USD	(148)	—	0%
(8,909)	Clovis Oncology Inc.	USD	(405)	—	0%
(8,354)	Autodesk Inc.	USD	(1,095)	—	0%
(8,300)	Gartner Inc.	USD	(1,103)	—	0%
(7,149)	Philip Morris	USD	(577)	(8)	24%
(7,100)	Medicines Company	USD	(261)	—	0%
(7,047)	Schlumberger Ltd.	USD	(472)	(3)	9%
(6,871)	FireEye Inc.	USD	(106)	—	0%
(6,400)	L Brands	USD	(236)	—	0%
(6,166)	Tesaro	USD	(274)	—	0%

SCHEDULE OF INVESTMENTS (000) (continued)

June 30, 2018 (Unaudited)

United States Custom Basket of Securities (concluded)
Shares	Description	Currency	Notional Amount	Net Unrealized (Depreciation)	Percentage Value of Underlying Investment
(5,902)	Berkshire	USD	(1,102)	$—	0%
(5,726)	Nike Inc.	USD	(456)	(1)	2%
(5,600)	Treehouse Foods	USD	(294)	—	0%
(4,757)	Walt Disney Co.	USD	(499)	—	0%
(4,535)	Symantec Corp.	USD	(94)	—	0%
(4,500)	Cimpress	USD	(652)	—	0%
(4,300)	Becton Dickinson Co.	USD	(1,030)	(3)	9%
(4,210)	Wabtec	USD	(415)	—	0%
(4,000)	Deere & Co.	USD	(559)	(3)	9%
(3,676)	ServiceNow	USD	(634)	—	0%
(3,321)	Cornerstone OnDemand Inc.	USD	(158)	—	0%
(2,900)	Equinix Inc.	USD	(1,247)	—	0%
(2,093)	Tesla Inc.	USD	(718)	—	0%
(2,062)	Wageworks Inc.	USD	(103)	—	0%
(1,600)	Aerovironment Inc.	USD	(114)	—	0%
(1,453)	Waste Connections Inc.	USD	(109)	—	0%
(1,188)	EOG Resources	USD	(148)	—	0%
(1,100)	Worldpay Inc.	USD	(90)	—	0%
(1,052)	Broadcom Inc.	USD	(255)	(2)	6%
(900)	CBOE Global Markets Inc.	USD	(94)	—	0%
(900)	Digital Realty	USD	(100)	—	0%
(900)	McDonald’s Corp.	USD	(141)	—	0%
(881)	Visa Inc.	USD	(117)	—	0%
(800)	3M Co.	USD	(157)	—	0%
(800)	Shopify	USD	(117)	—	0%
(617)	Facebook Inc.	USD	(120)	—	0%
(549)	Simon Properties Group	USD	(93)	—	0%
(400)	Costar Group	USD	(165)	—	0%
(300)	Sherwin-Williams Company	USD	(122)	—	0%
(37)	EXPERI Corp.	USD	(1)	—	0%
(36)	Ball Corp.	USD	(1)	—	0%
(19)	Macom Technology Solutions	USD	(1)	—	0%

			(26,854)	$(34)	100%

SCHEDULE OF INVESTMENTS (000) (continued)

June 30, 2018 (Unaudited)

Europe Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(127,005)	Telia Company	EUR	(581)	$—	0%
(50,284)	Ericsson	EUR	(389)	—	0%
(45,643)	Gjensidige Fors	EUR	(748)	—	0%
(19,461)	LaFargeholcim Ltd.	EUR	(948)	—	0%
(13,551)	Tryg	EUR	(318)	—	0%
(11,012)	Novo Nordisk	EUR	(510)	—	0%
(4,350)	Assa Abloy	EUR	(93)	—	0%
(2,456)	AMS AG	EUR	(182)	—	0%
(886)	Geberit	EUR	(380)	—	0%
(346)	Lonza Group	EUR	(92)	—	0%
5,888	Roche	EUR	1,307	—	0%
20,557	Novartis AG	EUR	1,558	—	0%
61,199	ABB Ltd.	EUR	1,338	—	0%

			(38)	$—	0%

Canada Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized (Depreciation)	Percentage Value of Underlying Investment
(41,136)	Bombardier Transportation	CAD	(161)	$—	0%
(15,818)	Enbridge	CAD	(561)	—	0%
(14,798)	SNC-Lavalin	CAD	(648)	—	0%
(13,904)	Brookfiled Asset Management	CAD	(559)	(2)	67%
(1,300)	Intact Financial Corp	CAD	(91)	(1)	33%

			(2,020)	$(3)	100%

Australia Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized (Depreciation)	Percentage Value of Underlying Investment
(11,445)	Commonwealth Bank of Australia	AUD	(616)	$—	0%
(4,834)	CSL Ltd.	AUD	(688)	—	0%
(4,774)	Australia & New Zealand Banking Group	AUD	(100)	(14)	100%

			(1,404)	$(14)	100%

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2018 (Unaudited)

Singapore Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(348,200)	Singtel	SGD	(787)	$—	0%

			(787)	$—	0%

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2018.
1	Of this investment, $24,267 was pledged and segregated with the custodian as collateral for outstanding total return equity swap agreements.
2

The net notional amount is the sum of long and short positions. The gross notional amount of long positions and short positions at June 30, 2018 is $55,428 and $(57,485), respectively. The gross notional amounts are representative of the volume of activity during the quarter ended June 30, 2018.

AUD – Australian Dollar

CAD – Canadian Dollar

EONIA – Euro Over Night Index Average

EUR – Euro

GBP – British Pound Sterling

HKD – Hong Kong Dollar

JPY – Japanese Yen

KRW – South Korean Won

PLC – Public Limited Company

SGD – Singapore Dollar

USD – U.S. Dollar

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2018:

Investment in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investment	$37,742	$—	$—	$37,742

Total Investment in Securities	$37,742	$—	$—	$37,742

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Equity Swaps ^
Unrealized Appreciation	$—	$145	$—	$145
Unrealized Depreciation	—	(160)	—	(160)

Total Other Financial Instruments	$—	$(15)	$—	$(15)

^	Total return swaps are valued at the unrealized appreciation (depreciation) of the instruments.

At June 30, 2018, relative to the Fund’s prior fiscal year end, there were no transfers between levels.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-005-1500

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: August 29, 2018

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer
Date: August 29, 2018